Supplementary cash flow information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Purchase of West Auriga, issuance of loan note to related party	[1]	$ 0.0	$ 100.0	$ 0.0
Purchase of West Vela, contingent consideration payable to related party	[2]	0.0	65.7	0.0
Purchase of the West Polaris, seller's credit payable to related party	[3]	44.6	0.0	0.0
Capital injection due to forgiveness of related party payables		0.0	0.0	40.5
West Vela
Business Acquisition [Line Items]
Purchase of West Vela, deferred consideration payable to related party	[2]	0.0	73.7	0.0
West Polaris Acquisition
Business Acquisition [Line Items]
Purchase of West Vela, deferred consideration payable to related party	[3],[4]	$ 65.0	$ 0.0	$ 0.0

[1]	The purchase of the West Auriga was financed by the issuance of a discount loan note: refer to Note 3 - Business acquisitions
[2]	The purchase of the West Vela was financed partly by deferred and contingent consideration: refer to Note 3 - Business acquisitions
[3]	The purchase of the West Polaris was financed party by a seller's credit and deferred consideration: refer to Note 3 - Business acquisitions.
[4]	The contingent consideration payable to Seadrill was reduced by a measurement period adjustment in the year ended December 31, 2015. Refer to Note 3 - Business acquisitions.